Members' Interest - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Vote $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares
Capital Unit [Line Items]
Member contribution | $		$ 5,000	$ 6,941
Voting right description		The Class A Units have one vote per Class A Unit. Class B Units have ten votes per Class B Unit. The Class C Units have no voting rights.
Conversion of units, description		Class B units may be converted to Class A Units on a one to one basis
Conversion features		All unit members are subject to drag along rights which require automatic participation by all unit members in any transaction that is approved by one or more members owning units constituting 50% or greater of the voting rights of the total outstanding Class A and B Units.
Approval from owners of voting rights of total outstanding Class A and B units required to effect drag along rights which require automatic participation by all unit member in any transaction, minimum ownership percentage		50.00%
Class A Units Including Redeemable Equity
Capital Unit [Line Items]
Members' units, Authorized		208,617
Members' units, Issued		206,892	201,146
Members' units, Outstanding		206,892	201,146
Class B Units
Capital Unit [Line Items]
Members' units, Authorized		141,496
Members' units, Issued		141,496	141,496
Members' units, Outstanding		141,496	141,496
Number of vote per unit | Vote		10
Class C Units
Capital Unit [Line Items]
Members' units, Authorized		15,321	15,321
Members' units, Issued		12,981	12,981
Members' units, Outstanding		12,981	12,981
Number of vote per unit | Vote		0
Class C Units | Threshold Amount for units Issued before 2008
Capital Unit [Line Items]
Distribution per unit | $ / shares		$ 1,250
Class C Units | Threshold amount for units Issued during or after 2008
Capital Unit [Line Items]
Distribution per unit | $ / shares		1,073
Class C Units | Priority distribution to Original Class C Units After threshold amount of $1250 reached
Capital Unit [Line Items]
Distribution per unit | $ / shares		$ 250
Class A Units
Capital Unit [Line Items]
Number of vote per unit | Vote		1
Members' Investment
Capital Unit [Line Items]
Member contribution | $		$ 5,000	$ 6,941
Members' Investment | Class B Units
Capital Unit [Line Items]
Members' units, Outstanding		141,496	141,496	141,496	141,496
Members' Investment | Class C Units
Capital Unit [Line Items]
Members' units, Outstanding		12,981	12,981	12,981	12,981
Members' Investment | Class A Units
Capital Unit [Line Items]
Members' units, Outstanding		133,302	127,556	127,556	127,556
Member contribution | $	$ 5,000